Annual Total Returns [BarChart] - VY JPMorgan Emerging Markets Equity Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011	(18.53%)
2012	18.71%
2013	(6.07%)
2014	0.47%
2015	(16.07%)
2016	12.62%
2017	42.55%
2018	(17.12%)
2019	31.47%
2020	32.71%